Other Losses - Schedule of Other Losses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Losses [Abstract]
Loss on disposal of subsidiaries	[1]			$ 342,953
Loss on disposal of plant and equipment		39,168	106,686
Others		30,514	698	1
Other losses		$ 69,682	$ 107,384	$ 342,954

[1]	Details of sale of the subsidiary: